Change amount for provisions (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Shinhan Bank
Sensitivity : Change amount for provisions [Line Items]
Upside(100%)	₩ (3,332)
Downside(100%)	26,507
Shinhan Card Co., Ltd.
Sensitivity : Change amount for provisions [Line Items]
Upside(100%)	(24,109)
Downside(100%)	₩ 35,205